Parent Company Only condensed Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	$ (34,409)	$ (71,764)	$ (12,569)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(62)	(1,709)	2,207
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(35,796)	(73,708)	(10,152)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	(36,300)	(73,400)	(10,450)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net profit (loss)	(25,959)	(71,999)	(12,569)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(121)	(1,709)	2,119
Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	(26,080)	(73,708)	(10,450)
Comprehensive income (loss) attributable to the Company's ordinary shareholders	$ (26,584)	$ (73,400)	$ (10,450)